CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
CONVERTIBLE PREFERRED STOCK	CONVERTIBLE PREFERRED STOCK
As of September 30, 2021, Convertible Preferred Stock consists of the following:

Preferred Series	Par Value	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price/Share
Series A	$0.0001	20,385,183	20,308,856	$26,708	$55,876	$0.9171
Series B	0.0001	11,808,789	11,808,789	50,686	152,925	4.3167
Series C	0.0001	8,951,819	8,951,819	64,197	193,185	7.1935
Series D-1	0.0001	16,436,653	15,293,315	109,633	300,000	6.5388
Series D-2	0.0001	8,109,888	8,109,888	40,168	96,000	3.9458
Total		65,692,332	64,472,667	$291,392	$797,986
Series D-1 Extension
On February 23, 2021, the Company issued 3,058,665 shares of Series D-1 convertible preferred stock at the price of $6.5388 per share, resulting in proceeds of $20,000, or the D-1 Extension and incurred issuance costs totaling $83. In connection with the Series D-1 Extension, the Company recorded a loss of $2,053, which represents the amount by which the fair value of the shares exceeded the cash proceeds received.	CONVERTIBLE PREFERRED STOCK
As of December 31, 2020, Convertible Preferred Stock consists of the following:

Preferred Series	Par Value	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price/Share
Series A	$0.0001	24,002,981	20,308,856	$26,708	$55,876	$0.9171
Series B	0.0001	11,814,580	11,808,789	50,686	152,925	4.3167
Series C	0.0001	9,826,819	8,951,819	64,197	193,185	7.1935
Series D-1	0.0001	13,377,998	12,234,650	87,663	240,000	6.5388
Series D-2	0.0001	9,861,666	8,109,888	40,168	96,000	3.9458
Total		68,884,044	61,414,002	$269,422	$737,986
Series D Convertible Preferred Stock
On November 2, 2020, the Company authorized the issuance of 12,234,650 shares of Series D-1 convertible preferred stock, or the Series D-1 Preferred Stock, at $6.5388 per share and the issuance of 8,109,888 shares of Series D-2 convertible preferred stock, or the Series D-2 Preferred Stock, at $3.9458 per share. On that date, various existing and new investors entered into the Series D preferred stock purchase agreements, or the Series D Agreements, which resulted in the issuance of an aggregate 20,344,538 shares of Series D preferred stock for aggregate gross cash proceeds of $112,000. In conjunction with the issuance of Series D preferred stock, the Company incurred issuance costs totaling $768. In connection with the Series D-1 Preferred Stock and D-2 Preferred Stock, the Company recorded a loss of $16,819, which represents the amount by which the estimated fair value of the shares exceeded the cash proceeds received.
In addition, in connection with the D-2 Preferred Stock offering, the Company commenced a tender offer to purchase up to 8,109,888 shares of common stock or securities convertible into shares of common stock from certain employees with tenure over four years, former employees and other stockholders, at a purchase price of $3.9433 per share for an aggregate cost of $31,980 excluding fees and expenses of $20. The tender offer expired on December 7, 2020.
In connection with the tender offer, the Company purchased 2,788,732 shares of common stock from the CEO, and 41,100 common shares from certain eligible employees, at a purchase price of $3.9433 per share totaling $11,159 and resulting in a stock-based compensation expense of $7,254, representing the difference between the purchase price and the estimated fair value of the common stock on the date of the sale. The Company also repurchased 1,656,467 common shares from other shareholders for a total purchase price of $6,532. In total, the Company repurchased 4,486,299 shares of common stock from investors having a total purchase price of $17,691.
In addition, the Company repurchased 3,617,798 shares of Series A preferred stock and 5,791 shares of Series B preferred stock from certain investors having a total purchase price of $14,289, exceeded the carrying value of the preferred stock by $11,053. The excess amount paid over the carrying value for the common and preferred stock repurchased from investors has been recorded as a reduction to additional paid-in capital and accumulated deficit in the consolidated statement of convertible preferred stock and stockholders’ deficit. On February 23, 2021, the Company issued an additional 3,058,665 shares of Series D convertible preferred stock at the price of $6.5388 per share, resulting in proceeds of $20,000, or the D-1 Extension and incurred issuance costs totaling $83.
Series C Convertible Preferred Stock
On December 21, 2018, the Company authorized the issuance of 9,035,923 shares of Series C convertible preferred stock, or the Series C Preferred Stock, at $7.1935 per share. On that date, various existing and new investors entered into the Series C preferred stock purchase agreement, or the Series C Agreement, which resulted in the issuance of an aggregate of 8,944,869 shares of Series C preferred stock for aggregate gross cash proceeds of $64,345. In conjunction with the issuance of Series C Preferred Stock, the Company incurred issuance costs totaling $188. In 2019, the Company issued an additional 6,950 shares of Series C convertible preferred stock at the price of $7.1935 per share, resulting in proceeds of $50.
Series B Convertible Preferred Stock
On December 28, 2017, the Company and various existing and new investors entered into the Series B preferred stock purchase agreement, or the Series B Agreement, for $4.3167 per share, which resulted in the issuance of an aggregate 10,656,288 shares of Series B preferred stock for aggregate gross cash proceeds of $46,000. In conjunction with the issuance of Series B preferred stock, the Company incurred issuance costs totaling $277. In addition, on March 6, 2018, contemporaneous with the signing of the Novartis Agreement, Novartis purchased 1,158,292 shares of Series B preferred stock at $4.3167 per share, resulting in additional proceeds to the Company of $5,000 and additional issuance costs of $12. See Note 15 for more information.
Series A Convertible Preferred Stock
On January 26, 2016, the Company and various existing and new investors entered into a Series A preferred stock purchase agreement, or the Series A Agreement, which resulted in the issuance of an aggregate 8,859,450 shares of Series A preferred stock at $0.9171 per share, for aggregate gross cash proceeds of $8,125. In conjunction with the issuance of Series A preferred stock, the Company incurred issuance costs totaling $172.
Also, in connection with the Series A Agreement in 2016, all outstanding notes were converted as consideration for the issuance of an aggregate of 6,207,754 shares of Series A preferred stock, with a total fair value of $5,396. Aggregate principal and accrued interest outstanding on the notes immediately prior to the execution of the Series A Agreement was $4,555.
The Series A Agreement also provided for the sale of an aggregate of 8,859,450 shares of Series A preferred stock on the same terms and conditions and dependent on the achievement of receiving FDA marketing authorization of reSET, or the Series A Milestone, or the approval of at least 65.0% of the holders of Series A preferred stock. Upon the initial closing of the Series A preferred stock in 2016, the Company recognized a derivative liability related to the fair value of the milestone tranche liability. This Series A Milestone was met in 2017, which resulted in the issuance of an aggregate 8,859,450 shares of Series A preferred stock for aggregate gross cash proceeds of $8,125 and the milestone tranche liability of $9,682 was derecognized and recorded as an increase to the Series A preferred stock.
Terms of Convertible Preferred Stock
The relevant features of the Series A preferred stock, Series B preferred stock, Series C preferred stock and Series D preferred stock, collectively, the Preferred Stock, are as follows:
Conversion—Each share of Series A preferred stock is convertible, at the option of the holder and at any time, into such number of fully paid and nonassessable shares of common stock, as determined by dividing the Series A preferred stock original issuance price by $0.9171, subject to certain anti-dilutive effects, which, as of
December 31, 2020, equated to a conversion price of $0.9171. Each share of Series B preferred stock is convertible, at the option of the holder and at any time, into such number of fully paid and nonassessable shares of common stock, as determined by dividing the Series B preferred stock original issuance price by $4.3167, subject to certain anti-dilutive effects, which, as of December 31, 2020, equated to a conversion price of $4.3167. Each share of Series C preferred stock is convertible, at the option of the holder and at any time, into such number of fully paid and nonassessable shares of common stock, as determined by dividing the Series C preferred stock original issuance price by $7.1935, subject to certain anti-dilutive effects, which, as of December 31, 2020, equated to a conversion price of $7.1935. Each share of Series D preferred stock is convertible, at the option of the holder and at any time, into such number of fully paid and nonassessable shares of common stock, as determined by dividing the Series D preferred stock original issuance price by $6.5388 and $3.9458 for Series D-1 and D-2, respectively, subject to certain anti-dilutive effects, which, as of December 31, 2020, equated to conversion prices of $6.5388 and $3.9458, respectively.
All outstanding shares of Preferred Stock are automatically convertible based upon either (i) the vote or written consent of holders of at least a majority of the Series A preferred stock outstanding at that time with respect to the conversion of the Series A preferred stock or the vote or written consent of holders of at least a majority of the Series B preferred stock outstanding at that time with respect to the conversion of the Series B preferred stock or the vote or written consent of holders of at least a majority of the Series C preferred stock outstanding at that time with respect to the conversion of the Series C preferred stock or the vote or written consent of holders of at least a majority of the Series D preferred stock outstanding at that time with respect to the conversion of the Series D preferred stock or (ii) the closing of a firm commitment, underwritten initial public offering in which the aggregate net proceeds to the Company are at least $100,000 and have an offering price to the public of at least $11.0104 per share.
Anti-Dilution Features—Series D preferred stock contains anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock (collectively, “down round features”). When a series of convertible preferred stock contains non-standard down round features, the Company is required to adjust the conversion price in the event of future stock sales at a lower unit price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price are recorded as an increase to additional paid-in capital and an increase to accumulated deficit. For the year ended December 31, 2020 no down round features have been triggered.
Voting Rights—The holders of the Preferred Stock vote together with the holders of common stock as a single class and each holder of outstanding shares of Preferred Stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of the shares of Series D preferred stock, exclusively and as a separate class, are entitled to elect one director of the Company. The holders of record of the shares of Series B preferred stock, exclusively and as a separate class, are entitled to elect one director of the Company. The holders of record of the shares of Series A preferred stock, exclusively and as a separate class, are entitled to elect three directors of the Company; and any remaining directors are elected by the holders of record of shares of Preferred Stock and common stock, voting together as a single class on an as-converted to common stock basis. Pursuant to a contractual voting agreement by and among certain holders of Preferred Stock and common stock, the parties to such agreement have agreed to vote in favor of (i) one independent director with relevant industry experience unanimously approved by the then-serving members of the board of directors and (ii) one person designated by the holders of common stock, which individual shall initially be the current CEO, Dr. Corey McCann, MD, PhD, for so long as he serves as the Company’s CEO and in the event Dr. McCann ceases to serve as the Company’s CEO, such other person designated by the holders of common stock. Any time where there are at least 4,477,716 shares of Preferred Stock outstanding, certain actions, such as mergers, acquisition, liquidation, dissolution, windup of business and deemed liquidation events, must be approved by at least a majority of the holders of Preferred Stock voting as a single class on an as-converted basis.
Dividends—Dividends are payable only when declared by the Company’s board of directors. The Series D preferred stock shall be entitled to receive, in preference to the Series C preferred stock, the Series B preferred stock, the Series A preferred stock and common stock, a dividend equal to 8.0% of the Series D original issue price per share per annum, or the Series D Dividend. The Series C preferred stock shall be entitled to receive, in preference to the Series B preferred stock, the Series A preferred stock and common stock, a dividend equal to 8.0% of the Series C original issue price per share per annum, or the Series C Dividend. After payment of the Series C Dividend, the Series B preferred stock shall be entitled to receive, in preference to the Series A preferred stock and common stock, a dividend equal to 8.0% of the Series B original issue price per share per annum, or the Series B Dividend. After the payment of the Series B Dividend, the Series A preferred stock shall be entitled to receive, in preference to the common stock, a dividend equal to 8.0% of the Series A original issue price per share per annum, or the Series A Dividend. After payment of the Series D Dividend, Series C Dividend, the Series B Dividend and the Series A Dividend, any dividends will be declared pro-rata on common stock and Preferred Stock on a pari passu basis. No dividends have been declared to date.
Liquidation Rights—In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the affairs of the Company, each holder of a share of the Series D preferred stock then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Series C, Series B, Series A preferred stock and common stock an amount equal to the original purchase price per share ($6.5388 and $3.9458 for Series D-1 and D-2, respectively), plus any dividends declared, but unpaid thereon. From the remaining assets, Series C preferred stock then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Series B, Series A preferred stock and common stock an amount equal to $7.1935 per share, plus any dividends declared, but unpaid thereon. From the remaining assets, Series B preferred stock then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Series A preferred stock and common stock an amount equal to $4.3167 per share, plus any dividends declared, but unpaid thereon. From the remaining assets, each holder of a share of the Series A preferred stock then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of common stock an amount equal to $0.9171 per share, plus any dividends declared, but unpaid thereon. Any remaining assets are to be distributed among the holders of the shares of Preferred Stock and common stock on a pro-rata basis.
If the proceeds, after all preferential amounts have been paid and the remaining proceeds are allocated among all holders of Preferred Stock, as if converted to common stock, are such that the total amount allocated to Series D preferred stock, Series C preferred stock, Series B preferred stock, or Series A preferred stock exceeds three times the original issue price, then holders of Series D preferred stock, Series C preferred stock, Series B preferred stock, or Series A preferred stock, as applicable, will instead be entitled to receive the maximum of either three times their respective original issue price or the amount they would have received if all their shares had been converted into common stock.
Redemption Rights—Preferred Stockholders are not entitled to any redemption rights other than those under their liquidation rights previously discussed above.